Stock-Based Compensation and Stock Purchase Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of The Status of Stock Option Plans

Stock option transactions under our various stock-based employee compensation plans are presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands, except exercise price)
Options outstanding as of December 31, 2011	3,907	$10.19
Granted	451	5.14
Exercised	(122)	(6.26)
Cancelled	(339)	(11.45)

Options outstanding as of December 31, 2012	3,897	$9.62	2.6 years	$3,064

Options exercisable as of December 31, 2012	2,516	$10.12	2.2 years	$1,040

Summary Of Value Of Option Grant Estimated On The Date Of Grant

The value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

For options granted during:	2012	2011	2010

Weighted average fair value	$2.85	$5.92	$4.23
Weighted average expected life	5 years	5 years	7 years
Expected volatility(1)	67.3%	61.3%	57.6%
Risk-free interest rate	0.7%	1.8%	2.7%
Dividend yield	0%	0%	0%

(1)	Expected volatilities are based on historical volatilities of our stock.

SAR Award Transactions Under Stock-Based Employee Compensation Plans

SAR award transactions under our employee compensation plans are presented below:

Stock Appreciation Rights	SARs	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
SARs outstanding as of December 31, 2011	308,000	$4.60
Granted	707,202	5.12
Exercised	(83,000)	(4.60)
Cancelled	—	—

SARs outstanding as of December 31, 2012	932,202	$4.99	4.2 years	$3,800

SARs exercisable as of December 31, 2012	74,997	$4.60	3.5 years	$336

Summary Of Dates The Warrants Were Issued, The Expiration Dates, The Exercise Prices And The Number Of Warrants Issued And Outstanding

The dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding at March 31, 2013 were:

			Warrants
Date Issued	Expiration Date	Exercise Price	Issued	Outstanding
			(warrants in thousands)
November 2010	November 2015	$13.75	1,600	1,600
October 2011	November 2015	13.75	2	2
March 2012	November 2015	13.75	73	73
August 2012	November 2015	13.75	30	30
October 2012	November 2015	13.75	15	15
October 2012	October 2015	10.00	687	687

			2,407	2,407

The dates the warrants were issued, the expiration dates, the exercise prices and the number of warrants issued and outstanding at December 31, 2012 were:

			Warrants
Date Issued	Expiration Date	Exercise Price	Issued	Outstanding
			(warrants in thousands)
November 2010	November 2015	$13.75	1,600	1,600
October 2011	November 2015	13.75	2	2
March 2012	November 2015	13.75	73	73
August 2012	November 2015	13.75	30	30
October 2012	November 2015	13.75	15	15
October 2012	October 2015	10.00	687	687

			2,407	2,407

Stock Option [Member]
Summary Of Unvested Stock Option Awards

A summary of our unvested stock option awards as of December 31, 2012, and the changes during the year then ended is presented below:

Unvested Stock Options	Outstanding	Weighted- Average Grant-Date Fair Value
	(in thousands, except fair value)
Unvested as of December 31, 2011	1,394	$5.56
Granted	451	2.86
Vested	(465)	(4.95)
Forfeited	—	—

Unvested as of December 31, 2012	1,380	4.88

Restricted Stock [Member]
Summary Of Unvested Stock Option Awards

A summary of our restricted stock awards as of December 31, 2012, and the changes during the year then ended is presented below:

Restricted Stock	Outstanding	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2011	430,754	$8.28
Granted	2,000	5.85
Vested	(148,004)	(7.00)
Forfeited	—	—

Unvested as of December 31, 2012	284,750	8.93

Unvested Stock Appreciation Rights [Member]
Summary Of Unvested Stock Option Awards

A summary of our unvested SAR awards as of December 31, 2012, and the changes during the year then ended is presented below:

Unvested Stock Appreciation Rights	Outstanding	Weighted- Average Fair Value
Unvested as of December 31, 2011	225,000	$5.93
Granted	707,202	6.23
Vested	(74,997)	(5.93)
Forfeited	—	—

Unvested as of December 31, 2012	857,205	6.18

Restricted Stock Units (RSUs) [Member]
Summary Of Unvested Stock Option Awards

A summary of our RSU awards as of December 31, 2012, and the changes during the year then ended is presented below:

Restricted Stock Units	Outstanding	Weighted- Average Fair Value
Unvested as of December 31, 2011	213,000	$7.38
Granted	388,000	5.12
Vested	(70,994)	(5.68)
Forfeited	—	—

Unvested as of December 31, 2012	530,006	9.07